December 21, 2021

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Build Funds Trust, File Nos. 333-259006 and 811-23732

Dear SEC Staff:

On behalf of Build Funds Trust (the “Trust”), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A.

If you have any questions concerning this filing, please contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench
Bibb L. Strench